Tax-related balances	6 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Tax-related balances
22.
Tax-related balances
A.
Tax credit and other receivables/Other payables

(In thousand Euros)	June 30, 2024	December 31, 2023
VAT receivables	2,629	3,800
Government Grant receivables	1,615	3,200
Income tax credit receivables (short term)	1,053	1,258
Income tax credit receivables (long term)	5,847	6,056
Other tax receivable	173	171
Total	11,317	14,485

(In thousand Euros)	June 30, 2024	December 31, 2023
VAT payable	1,820	2,741
Social Security payable	783	1,372
Personal Income Tax payable	1,595	2,096
Deferred tax liability	8,694	9,347
Total	12,892	15,556

B.
Amounts recognized in profit or loss

(In thousand Euros)	June 30, 2024	June 30, 2023
Loss before Tax	(59,501)	(72,253)
Tax income (at 25%)	14,288	18,063
Unrecognized deferred tax assets on tax losses	(14,288)	(18,063)
Deductions and credits generated	(844)	(1,556)
Other adjustments	(422)	(65)
Income tax expense/(income)	(1,266)	(1,621)

As of June 30, 2024 and December 31, 2023 details of unrecognized tax losses to be offset are as follows:

(In thousand Euros)	June 30, 2024	December 31, 2023
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	42,480	42,480
2024	36,665	—
Total	219,232	182,567

The tax losses detailed above correspond to the Spanish tax consolidated headed by Wallbox. Tax losses may be offset indefinitely in the future. Additionally, unrecognized tax losses of Wallbox USA Inc. amount to Euros 63,066 thousand as of June 30, 2024 (Euros 54,533 thousand as of December 31, 2023).

The existence of unused tax losses, as well as the lack of track record of generating tax profits, evidences that future taxable profit may not be available to the Group, at least for the near and medium term, as the Company is early stage. Having considered all evidence available and the current investment phase, management determined that there was insufficient positive evidence to support the fact that it is probable that future taxable profits will be available against which to offset the tax losses. Accordingly, no deferred tax asset is recognized in the financial statements.